Notes on the consolidated statements of operations (Details 11) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Total general and administrative expenses	€ 16,091	€ 9,727	€ 5,951
General and administrative expenses
Consolidated Income Statement [Line Items]
Provisions for bad debts, write-offs, and uncollectible amounts	4,102	4,073	2,206
Personnel	4,120	3,365	2,365
Legal, consulting, bookkeeping and auditing costs	6,084	479	650
Other expenses	288	246	232
Third party services	319	238	171
Recruiting Costs	323	182	88
Office expenses	264	120	101
Travel costs	233	62	26
Insurance	214	29	28
Telecommunication	61	33	36
Depreciation and amortization	34	36	20
Licenses	24	12	0
Training	23	30	28
Repairs and maintenance	2	18	0
Acquisition related costs	0	162	0
Restructuring costs	0	642	0
Total general and administrative expenses	€ 16,091	€ 9,727	€ 5,951